Earnings Per Share	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Earnings Per Share
28.	EARNINGS PER SHARE

	Years Ended December 31
	2019	2020	2021
	(NT$)	(NT$)	(NT$)
Basic EPS	$13.65	$19.70	$22.84

Diluted EPS	$13.65	$19.70	$22.84

EPS is computed as follows:

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Year Ended December 31, 2019
Basic/Diluted EPS
Net income available to common shareholders of the parent	$353,948.0	25,930.3	$13.65

Year Ended December 31, 2020
Basic/Diluted EPS
Net income available to common shareholders of the parent	$510,744.0	25,930.3	$19.70

Year Ended December 31, 2021
Basic/Diluted EPS
Net income available to common shareholders of the parent	$592,359.2	25,930.3	$22.84